RAYONIER, L.P. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Increase (Decrease) in Partners' Capital [Roll Forward]
Income from continuing operations	$ 340,860		$ 159,314		$ 101,304
Income from discontinued operations	28,123		19,181		21,487
Foreign currency translation adjustment	(33,100)		(1,516)		(23,093)
Cash flow hedges	(16,356)		(9,957)		76,039
Distributions to noncontrolling interests in consolidated affiliates	(7,120)		(1,699)		(12,807)
Noncontrolling interests in consolidated affiliates redemption of unit equivalents					(27,860)
Rayonier Limited Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance	1,877,602		1,880,712		1,815,578
Income from continuing operations	340,860		159,314		101,304
Income from discontinued operations	28,123		19,181		21,487
Distributions on units	(444,495)	[1]	(202,916)	[1]	(169,570)
Issuance of units under the “at-the-market” equity offering, net of commissions and offering costs					59,350
Issuance of units under the “at-the-market” equity offering, net of commissions and offering costs			(81)
Issuance of units under incentive stock plans			75		2,466
Stock-based incentive compensation	14,232		14,002		12,356
Repurchase of units	(18,866)		(4,217)		(4,225)
Adjustment of Redeemable Operating Partnership Units	15,014		(806)		24,135
Conversion of units to common shares	14,793		24,917		3,925
Pension and postretirement benefit plans	9,846		593		1,627
Foreign currency translation adjustment	(33,100)		(1,516)		(23,093)
Cash flow hedges	(16,356)		(9,957)		76,039
Distributions to noncontrolling interests in consolidated affiliates	(7,120)		(1,699)		(12,807)
Noncontrolling interests in consolidated affiliates redemption of unit equivalents					(27,860)
Ending balance	1,780,533		1,877,602		1,880,712
Units | General Partners’ Capital | Rayonier Limited Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance	18,325		18,251		17,872
Income from continuing operations	3,404		1,593		910
Income from discontinued operations	236		171		185
Distributions on units	(4,445)	[1]	(2,029)	[1]	(1,696)
Issuance of units under the “at-the-market” equity offering, net of commissions and offering costs					593
Issuance of units under the “at-the-market” equity offering, net of commissions and offering costs			(1)
Issuance of units under incentive stock plans			1		25
Stock-based incentive compensation	143		140		124
Repurchase of units	(189)		(42)		(42)
Adjustment of Redeemable Operating Partnership Units	150		(8)		241
Conversion of units to common shares	148		249		39
Ending balance	17,772		18,325		18,251
Units | Limited Partners’ Capital | Rayonier Limited Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance	1,814,193		1,806,895		1,769,367
Income from continuing operations	336,946		157,768		90,039
Income from discontinued operations	23,395		16,866		18,336
Distributions on units	(440,050)	[1]	(200,887)	[1]	(167,874)
Issuance of units under the “at-the-market” equity offering, net of commissions and offering costs					58,757
Issuance of units under the “at-the-market” equity offering, net of commissions and offering costs			(80)
Issuance of units under incentive stock plans			74		2,441
Stock-based incentive compensation	14,089		13,862		12,232
Repurchase of units	(18,677)		(4,175)		(4,183)
Adjustment of Redeemable Operating Partnership Units	14,864		(798)		23,894
Conversion of units to common shares	14,645		24,668		3,886
Ending balance	1,759,405		1,814,193		1,806,895
Accumulated Other Comprehensive (Loss) Income | Rayonier Limited Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance	28,018		40,249		(15,463)
Pension and postretirement benefit plans	9,846		593		1,627
Foreign currency translation adjustment	(31,616)		(1,466)		(22,282)
Cash flow hedges	(14,113)		(11,358)		76,367
Ending balance	(7,865)		28,018		40,249
Noncontrolling Interests in Consolidated Affiliates | Rayonier Limited Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance	17,066		15,317		43,802
Income from continuing operations	510		(47)		10,355
Income from discontinued operations	4,492		2,144		2,966
Foreign currency translation adjustment	(1,484)		(50)		(811)
Cash flow hedges	(2,243)		1,401		(328)
Distributions to noncontrolling interests in consolidated affiliates	(7,120)		(1,699)		(12,807)
Noncontrolling interests in consolidated affiliates redemption of unit equivalents					(27,860)
Ending balance	$ 11,221		$ 17,066		$ 15,317

[1]	The year ended December 31, 2024 includes an additional distribution of $1.80 per unit, consisting of a combination of cash and units. The distribution was paid January 30, 2025, to holders of record on December 12, 2024. The year ended December 31, 2023 includes an additional cash distribution of $0.20 per unit. The cash distribution was paid January 12, 2024, to holders of record on December 29, 2023.